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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21321


                     Pioneer Municipal High Income Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  April 30

Date of reporting period:  July 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

               Pioneer Municipal High Income Trust
               SCHEDULE OF INVESTMENTS 7/31/09 (unaudited)

 Principal
 Amount ($)                                                       Value ($)

              TAX EXEMPT OBLIGATIONS  - 130.4% of Net Assets
              Alabama - 0.8%
1,000,000     Huntsville-Redstone Village Special Care Facilities 727,580
2,000,000     Huntsville-Redstone Village Special Care Facilities1,303,940
                                                                 2,031,520
              Arizona - 2.2%
5,000,000     Apache County Industrial Development Authority, 5.84,536,450
970,000       Pima County Industrial Development Authority, 7.25% 768,347
500,000       Yavapai County Industrial Development Authority, 6. 464,680
                                                                 5,769,477
              California - 10.7%
7,885,000 (a) California State University Revenue, RIB, 9.532%, 17,279,511
4,500,000     California Statewide Communities Development Authority
               Environmental Facilities Revenue,
                   9.0%, 12/1/38                                 3,593,610
1,000,000     California Statewide Communities Development Author 827,730
5,150,000   + Golden State Tobacco Securitization Corp., 7.8%, 6/6,301,231
7,000,000   + Golden State Tobacco Securitization Corp., 7.875%, 8,583,260
1,000,000     University of California Revenue, 5.0%, 5/15/25    1,014,040
655,000       Valley Health System Hospital Revenue, 6.5%, 5/15/2 360,119
                                                                 27,959,501
              Connecticut - 5.4%
10,335,000(a) Connecticut Health & Educational Facilities Authori10,804,416
5,000,000     Mohegan Tribe Indians Gaming Authority, 6.25%, 1/1/3,356,750
                                                                 14,161,166
              Delaware - 0.4%
765,000       Sussex County Delaware Revenue, 5.9%, 1/1/26        607,723
600,000       Sussex County Delaware Revenue, 6.0%, 1/1/35        434,646
                                                                 1,042,369
              District of Columbia - 3.5%
5,000,000     District of Columbia Tobacco Settlement Financing C4,230,000
6,000,000     District of Columbia Tobacco Settlement Financing C5,025,060
                                                                 9,255,060
              Florida - 5.4%
1,700,000     Beacon Lakes Community Development, 6.9%, 5/1/35   1,227,281
2,000,000     Brevard County Health Facilities Authority Revenue,1,561,420
2,445,000     Liberty County Subordinate Revenue, 8.25%, 7/1/28  2,045,756
2,500,000     Miami-Dade County Aviation Revenue, 5.5%, 10/1/41  2,426,450
1,000,000     St. Johns County Industrial Development Authority R 710,910
2,000,000     St. Johns County Industrial Development Authority R1,272,640
5,000,000     Tallahassee Health Facilities Revenue, 6.375%, 12/14,849,400
                                                                 14,093,857
              Georgia - 2.6%
4,240,000 (a) Atlanta Georgia Water & Waste Revenue, RIB, 9.03%, 3,779,705
2,400,000     Fulton County Residential Care Facilities Revenue, 1,709,856
1,100,000     Fulton County Residential Care Facilities Revenue,  668,063
1,000,000     Rockdale County Development Authority Revenue, 6.12 719,200
                                                                 6,876,824
              Idaho - 1.8%
5,000,000     Power County Industrial Development Corp., 6.45%, 84,605,650

              Illinois - 9.8%
2,000,000 (b) Centerpoint Intermodal Center, 10.0%, 6/15/23 (144A1,040,600
12,000,000    Chicago O'Hare International Airport Special Facili4,443,600
1,000,000     Illinois Finance Authority Revenue, 6.0%, 11/15/27  760,840
2,000,000     Illinois Finance Authority Revenue, 6.0%, 8/15/39  2,066,940
4,000,000     Illinois Finance Authority Revenue, 6.0%, 11/15/39 2,722,800
1,500,000 (c) Illinois Health Facilities Authority Revenue, 6.9%, 660,900 16,880,000(d) Metropolitan Pier & Exposition Authority Dedicated 12,771,914
1,800,000     Southwestern Illinois Development Authority Revenue1,160,406
                                                                 25,628,000
              Indiana - 4.5%
5,000,000     Indiana Health & Educational Facility Financing Aut4,203,300
1,000,000     Indiana State Development Finance Authority Revenue 921,790
4,300,000     Indiana State Development Finance Authority Revenue4,134,235
2,500,000 (b) Rockport Pollution Control Revenue, 6.25%, 6/1/25  2,614,025
                                                                 11,873,350
              Louisiana - 2.0%
1,500,000     Louisiana Local Government Environmental Facilities1,247,670
5,000,000     Louisiana Public Facilities Authority Revenue, 5.5%4,027,400
                                                                 5,275,070
              Massachusetts - 4.5%
2,385,000     Massachusetts Development Finance Agency Revenue, 71,855,387
1,000,000     Massachusetts Educational Financing Authority Reven1,011,520
3,500,000     Massachusetts Health & Educational Facilities Autho3,276,105
2,500,000     Massachusetts Health & Educational Facilities Autho1,805,700
5,000,000     Massachusetts Health & Educational Facilities Autho3,854,300
                                                                 11,803,012
              Michigan - 3.5%
950,000       Doctor Charles Drew Academy, 5.7%, 11/1/36          517,949
1,525,000     Flint Michigan Hospital Building Authority Revenue,1,297,058
1,500,000     John Tolfree Health System Corp., 6.0%, 9/15/23    1,177,215
2,000,000     Michigan State Hospital Finance Authority Revenue, 1,384,240
5,830,000     Michigan Tobacco Settlement Finance Authority, 6.0%3,517,530
1,470,000     Star International Academy Certificates of Particip1,126,814
                                                                 9,020,806
              Minnesota - 0.6%
1,675,000     Duluth Economic Development Authority Health Care F1,512,391

              Mississippi - 1.0%
3,000,000     Mississippi Business Finance Corp. Pollution Contro2,726,640

              Montana - 0.1%
1,600,000 (c) Two Rivers Authority, Inc. Correctional Facility Im 312,304

              Nebraska - 0.5%
2,000,000     Grand Island Solid Waste Disposal Facilities Revenu1,362,080

              Nevada - 0.0%
2,000,000 (c) Nevada State Department of Business & Industry, 7.2 100,000

              New Jersey - 12.2%
2,000,000     New Jersey Economic Development Authority Revenue, 1,541,220
13,350,000    New Jersey Economic Development Authority Revenue, 9,143,415
1,000,000     New Jersey Economic Development Authority Revenue,  737,560
6,150,000 (b) New Jersey Economic Development Authority Revenue, 4,583,964
10,370,000    New Jersey Transportation Trust Fund Authority, 0.03,759,229
10,000,000  + Tobacco Settlement Financing Corp., 6.75%, 6/1/39  12,043,800
                                                                 31,809,188
              New Mexico - 1.3%
1,500,000     Otero County New Mexico Project Revenue, 6.0%, 4/1/1,184,700
2,960,000     Otero County New Mexico Project Revenue, 6.0%, 4/1/2,206,473
                                                                 3,391,173
              New York - 8.6%
2,500,000     Albany New York Industrial Development Agency Civic2,130,150
3,000,000     Dutchess County Industrial Development Agency Reven2,799,420
1,000,000     Nassau County New York Industrial Development Agenc 766,510
2,000,000     New York City Industrial Development Agency, 5.375%1,794,860
990,000       New York City Industrial Development Agency, 6.9%,  398,831
7,040,000 (a) New York State Dormitory Authority Revenue, RIB, 128,727,277
2,000,000     Suffolk County Industrial Development Agency, 7.25%1,678,580
4,000,000     Triborough Bridge & Tunnel Authority Revenue, 5.25%4,070,280
                                                                 22,365,908
              North Carolina - 2.8%
4,530,000     Charlotte North Carolina Special Facilities Revenue2,753,470
5,740,000     Charlotte North Carolina Special Facilities Revenue4,477,257
                                                                 7,230,727
              Oklahoma - 3.7%
4,500,000   + Oklahoma Development Finance Authority Revenue, 5.64,553,955
1,225,000     Tulsa Municipal Airport Revenue, 6.25%, 6/1/20      893,209
4,350,000     Tulsa Municipal Airport Revenue, 7.35%, 12/1/11    4,113,795
                                                                 9,560,959
              Pennsylvania - 8.9%
3,000,000     Allegheny County Hospital Development Authority Rev1,910,310
1,550,000     Allegheny County Hospital Development Authority Rev1,323,948
12,300,000  + Allegheny County Hospital Development Authority Rev13,894,080
1,000,000     Columbia County Hospital Authority Health Care Reve 715,510
845,000       Hazleton Health Services Authority Hospital Revenue 727,106
1,280,000     Langhorne Manor Borough Higher Education & Health A 921,485
5,000,000     Pennsylvania Economic Development Financing Authority
              Solid Waste Disposal Revenue, 6.0%, 6/1/31         3,212,400
500,000       Pennsylvania Higher Educational Facilities Authorit 446,115
                                                                 23,150,954
              Rhode Island - 1.6%
6,000,000     Central Falls Detention Facilities Revenue, 7.25%, 4,171,200

              South Carolina - 2.6%
5,185,000   + South Carolina Jobs Economic Development Authority 5,955,284
665,000     + South Carolina Jobs Economic Development Authority  771,500
                                                                 6,726,784
              Tennessee  - 5.2%
7,000,000   + Johnson City Health & Educational Facilities Board 7,974,610
2,480,000     Knox County Health, Educational & Housing Facilities Board
Hospital Revenue,
                  6.375%, 4/15/22                                2,525,012
4,600,000   Sullivan County Health, Educational & Housing Facilities Board
              Hospital Revenue,
                  5.25%, 9/1/36                                  3,132,508
                                                                13,632,130
              Texas  - 14.4%
1,345,000     Bexar County Housing Finance Corp., 8.0%, 12/1/36   992,179
1,000,000     Dallas-Fort Worth International Airport Revenue, 6. 480,750
4,000,000     Decatur Hospital Authority Revenue, 7.0%, 9/1/25   3,466,200
2,000,000     Gulf Coast Industrial Development Authority Revenue 878,600
3,750,000     Houston Airport System Special Facilities Revenue, 2,370,750
5,340,000     Lubbock Health Facilities Development Corp.,6.625% 4,025,826
10,000,000    North Texas Tollway Authority Revenue, 5.75%,1/1/3 9,650,600
2,810,000 (a)Northside Independent School District, RIB, 10.778% 2,936,057
500,000       Sabine River Authority Pollution Control Revenue, 6 222,545
7,040,000 (a) Texas State, RIB, 11.59%, 4/1/30 (144A)            7,596,442
1,075,000     Willacy County Local Government Corp. Revenue,6.0% 1,062,154
5,250,000     Willacy County Local Government Corp. Revenue, 6. 3,968,685
                                                                37,650,788
              Utah  - 0.2%
800,000       Spanish Fork City Charter School Revenue, 5.55%, 11 616,776

              Vermont  - 0.6%
1,500,000     Vermont Educational & Health Buildings Financing Ag1,555,665

              Virginia  - 0.4%
1,000,000     Peninsula Ports Authority, 6.0%, 4/1/33             970,420

              Washington - 8.6%
4,710,000     Spokane Public Facilities District Hotel/Motel Tax 4,924,022
7,025,000     Tobacco Settlement Authority Revenue, 6.625%, 6/1/35,947,716
14,315,000    Washington State General Obligation, 0.0%, 6/1/22  7,987,770
5,000,000     Washington State Housing Finance Committee Nonprofi3,609,700
                                                                22,469,208
              Wisconsin  - 0.0%
2,320,000     Aztalan Wisconsin Exempt Facilities Revenue, 7.5%,  121,800

              TOTAL TAX-EXEMPT OBLIGATIONS
              (Cost $370,184,198)                               340,832,757

              MUNICIPAL COLLATERALIZED DEBT OBLIGATION - 2.7% of Net Assets 10,000,000(b)(Non-Profit Preferred Funding Trust I,12.0%, 9/15/376,970,800
              TOTAL MUNICIPAL COLLATERALIZED DEBT OBLIGATION
              (Cost $10,000,000)                                 6,970,800

Shares        COMMON STOCK - 0.7% of Net Assets
248,558   (f) Delta Air Lines, Inc.                              1,722,507
              TOTAL COMMON STOCK
              (Cost $6,612,756)                                  1,722,507

              TAX-EXEMPT MONEY MARKET MUTUAL FUND - 1.5% of Net Assets
4,000,000     BlackRock Liquidity Funds MuniFund Portfolio       4,000,000
              TOTAL TAX-EXEMPT MONEY MARKET MUTUAL FUND
              (Cost $4,000,000)                                  4,000,000

              TOTAL INVESTMENTS IN SECURITIES - 135.3%
              (Cost $390,796,954) (g)(h)                        353,526,064
              OTHER ASSETS AND LIABILITIES -  3.4%               8,814,365
              PREFERRED SHARES AT REDEMPTION VALUE,
              INCLUDING DIVIDENDS PAYABLE - (38.7)%           (101,004,219)
              NET ASSETS APPLICABLE TO COMMON SHAREOWNERS-100.0 261,336,210

 RIB          Residual Interest Bonds

 (144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At July 31, 2009 the value of these securities amounted to $49,751,584 or 19.0% of net assets applicable to common shareowners.

 +            Prerefunded bonds have been collateralized by U.S.
              Treasury securities or U.S. Government Agencies which are held in escrow to pay interest and principal on the tax exempt issue and to retire the bonds in full at the earliest refunding date.

 (a) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the coupon rate at July 31, 2009.

 (b)          The interest rate is subject to change periodically.
             The interest rate shown is the coupon rate at July 31, 2009.

 (c)          Security is in default and is non-income producing.

 (d) Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date.
              The rate shown is the coupon rate at July 31, 2009.

 (e)          Indicates a security that has been deemed illiquid.
              The aggregate cost of illiquid securities is
               $10,000,000. The aggregate value $6,970,800 represents 2.7% of net assets applicable to common shareowners.

 (f)          Non-income producing.

 (g) The concentration of investments by type of obligation/market sector is as follows:
              Insured:
                                  NATL-RE                           8.4%
                                  FSA                               1.1
                                  MBIA                              1.0
                                  ACA                               0.9
                                  PSF                               0.8
                                  AMBAC                             0.3
              Revenue Bonds:
                                  Health Revenue                    30.4
                                  Tobacco Revenue                   13.0
                                  Other Revenue                     11.8
                                  Airport Revenue                   10.9
                                  Pollution Control Revenue         4.4
                                  Facilities Revenue                4.2
                                  Education Revenue                 4.0
                                  Development Revenue               3.7
                                  Transportation Revenue            2.8
                                  Utilities Revenue                 1.0
                                  Gaming Revenue                    1.0
                                  Housing Revenue                   0.3
                                                                   100.0%

 (h) At July 31, 2009, the net unrealized loss on investments based on cost for federal income tax purposes of $389,042,834 was as follows:

              Aggregate gross unrealized gain for all investments$17,347,518 there is an excess of value over tax cost

             Aggregate gross unrealized loss for all investments(52,864,288)
              there is an excess of tax cost over value        ($35,516,770)
              Net unrealized loss

              For financial reporting purposes net unrealized loss on investments was $37,270,890 and cost of investments aggregated $390,796,954.

              Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
              Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
            Level 1 - quoted prices in active markets for identical securities
              Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment
                  speeds,
                  credit risk, etc.)
            Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

              The following is a summary of the inputs used as of July 31, 2009, in valuing the Fund's assets:

                                   Level 1     Level 2    Level 3   Total
Municipal bonds                    $ -     $340,832,757   $-   $340,832,757
Municipal collateralized debt        -       6,970,800     -      6,970,800
Common stock                     1,722,507     -           -      1,722,507
Temporary cash investments       4,000,000     -           -      4,000,000
Total                           $5,722,507  $347,803,557 $ -   $353,526,064


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Municipal High Income Trust

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date September 28, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date September 28, 2009



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date September 28, 2009

* Print the name and title of each signing officer under his or her signature.